Discontinued Operations (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Discontinued Operations [Line Items]
Fair value of estimated payments	$ 480,000
Discontinued Operations [Member]
Discontinued Operations [Line Items]
Loss from disposal of subsidiaries	176,500
Bosera Asset Management Co., Ltd, [Member]
Discontinued Operations [Line Items]
Cash consideration	$ 480,000